Provision (Benefit) for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule of Components of Provision (benefit) for income taxes [Table Text Block]
The Provision (benefit) for income taxes includes:

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Current:
Federal	$—	$—	$(9)
State	2	(7)	2
Foreign	(1)	(55)	10
	1	(62)	3
Deferred:
Federal	(6)	(317)	1,108
State	61	(25)	119
Foreign	(81)	5	19
	(26)	(337)	1,246
Provision (benefit) for income taxes	$(25)	$(399)	$1,249

Provision for income taxes at federal statutory rate [Table Text Block]
Reconciliations from the Provision (benefit) at statutory rate to recorded Provision (benefit) for income taxes are as follows:

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Provision (benefit) at statutory rate	$(131)	$(600)	$1,255
Increases (decreases) in taxes resulting from:
Impact of nontaxable noncontrolling interests	(22)	263	(75)
State income taxes (net of federal benefit)	3	(21)	82
State deferred income tax rate change	43	—	—
Foreign operations – net (Including tax effect of Canadian Sale)	78	8	(11)
Taxes on undistributed earnings of foreign subsidiaries – net	—	—	(37)
Translation adjustment of certain unrecognized tax benefits	(1)	(71)	—
Other – net	5	22	35
Provision (benefit) for income taxes	$(25)	$(399)	$1,249

Deferred tax liabilities and Deferred tax assets [Table Text Block]
Significant components of Deferred income tax liabilities and Deferred income tax assets are as follows:

	December 31,
	2016	2015
	(Millions)
Deferred income tax liabilities:
Property, plant, and equipment	$—	$4
Investments	5,300	5,272
Other	29	15
Total deferred income tax liabilities	5,329	5,291
Deferred income tax assets:
Accrued liabilities	145	150
Minimum tax credits	139	139
Foreign tax credit	140	193
Federal loss carryovers	651	485
State losses and credits	313	296
Other	37	42
Total deferred income tax assets	1,425	1,305
Less valuation allowance	334	190
Net deferred income tax assets	1,091	1,115
Overall net deferred income tax liabilities	$4,238	$4,176

Reconciliation of unrecognized tax benefits [Table Bext Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015
	(Millions)
Balance at beginning of period	$55	$89
Additions for tax positions of prior years	—	2
Reductions for tax positions of prior years	(4)	—
Changes due to currency translation	(1)	(36)
Balance at end of period	$50	$55